Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information
	2019	2018
	$	$
Trade and other receivables	(5,885)	1,869
Financial and other assets	(563)	(401)
Income tax receivable	(282)	78
Inventories	(3,849)	(2,917)
Accounts payable and accrued liabilities	6,752	4,201
Income tax payable	—	(311)
Other liabilities	147	(72)
	(3,680)	2,447